Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025, 2024,
2023, 2022 and 2021, and our financial performance for each such fiscal year:

	SUMMARY COMPENSATION TABLE TOTAL		COMPENSATION ACTUALLY PAID TO (a) (b):		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs ($) (a) (b)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON (C):
YEAR	PEO 1($)	PEO 2($)	PEO 1($)	PEO 2($)			TOTAL SHAREHOLDER RETURN ($) (c)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (d)	NET INCOME / (LOSS) (e)	CORE FFO PER DILUTED SHARE ($) (f)
2025	7,597,244	N/A	7,877,518	N/A	2,331,889	2,446,204	121.17	118.95	111,421	1.83
2024	6,095,649	N/A	8,242,252	N/A	2,845,431	3,805,640	142.47	123.71	13,658	1.73
2023	5,600,991	N/A	5,749,726	N/A	2,648,693	2,715,902	115.87	105.70	5,269	1.65
2022	5,121,748	N/A	4,741,770	N/A	2,446,165	2,291,361	89.75	87.46	52,233	1.57
2021	3,724,528	2,937,129	3,627,458	1,767,130	1,775,888	1,732,743	116.32	107.87	(5,360)	1.40
(a)Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO 1	PEO 2	NON-PEO NEOs
2025	Daniel J. Busch		Christy L. David, Michael D. Phillips, Lauren E. Suva
2024	Daniel J. Busch		Christy L. David, Michael D. Phillips
2023	Daniel J. Busch		Christy L. David, Michael D. Phillips
2022	Daniel J. Busch		Christy L. David, Michael D. Phillips
2021	Daniel J. Busch	Thomas P. McGuinness	Christy L. David, Michael D. Phillips
2025 Compensation Actually Paid to our NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table for the fiscal year ending December 31, 2025:

	2025
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Total reported in Summary Compensation Table (SCT)	7,597,244	2,331,889
Deduction for value of stock awards reported in SCT	(4,627,084)	(1,148,664)
Increase for ASC 718 fair value of awards granted during the covered fiscal year that remain unvested and outstanding as of the end of the covered fiscal year	3,928,086	975,143
Increase for ASC 718 fair value of awards granted and vested in the covered fiscal year	399,694	99,219
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that remain unvested and outstanding as of the covered fiscal year	754,567	245,754
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that vested in the covered fiscal year	(58,771)	(19,243)
Deduction for ASC 718 fair value of awards granted in prior fiscal years that were forfeited during the covered fiscal year	(116,218)	(37,894)
Increase for dividends or other earnings paid during the covered fiscal year prior to vesting date	—	—
Total adjustments	280,274	114,315
Compensation Actually Paid	7,877,518	2,446,204
(b)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii)  for performance-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial
Statements in our Annual Report on Form 10-K for the year ended December 31, 2025 and prior fiscal years.
(c)For the relevant fiscal years, represents the Company’s cumulative TSR with an initial investment of $100 at the first NYSE trade price of $23.61 on October 12,
2021, the first day on which our common stock began trading on the NYSE.
(d)For the relevant fiscal years, represents the cumulative TSR of the NAREIT SCI with an initial investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE.
(e)Amounts are shown in thousands.
(f)The Company has identified Core FFO per diluted share as the most important additional financial metric used to link pay and performance. In that regard, we use our Core FFO per diluted share as an input to our annual bonus program to determine cash bonuses. Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily because it avoids the implication that the value of real estate assets diminish predictably over time and is a primary way of comparing our operating performance to other real estate investment trusts. A reconciliation of net income per diluted share to Core FFO per diluted share is included as Appendix A.

Company Selected Measure Name		Core FFO per diluted share
Named Executive Officers, Footnote	Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO 1	PEO 2	NON-PEO NEOs
2025	Daniel J. Busch		Christy L. David, Michael D. Phillips, Lauren E. Suva
2024	Daniel J. Busch		Christy L. David, Michael D. Phillips
2023	Daniel J. Busch		Christy L. David, Michael D. Phillips
2022	Daniel J. Busch		Christy L. David, Michael D. Phillips
2021	Daniel J. Busch	Thomas P. McGuinness	Christy L. David, Michael D. Phillips

Peer Group Issuers, Footnote	For the relevant fiscal years, represents the cumulative TSR of the NAREIT SCI with an initial investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE.

PEO Total Compensation Amount						$ 3,724,528
PEO Actually Paid Compensation Amount						3,627,458
Adjustment To PEO Compensation, Footnote	2025 Compensation Actually Paid to our NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table for the fiscal year ending December 31, 2025:

	2025
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Total reported in Summary Compensation Table (SCT)	7,597,244	2,331,889
Deduction for value of stock awards reported in SCT	(4,627,084)	(1,148,664)
Increase for ASC 718 fair value of awards granted during the covered fiscal year that remain unvested and outstanding as of the end of the covered fiscal year	3,928,086	975,143
Increase for ASC 718 fair value of awards granted and vested in the covered fiscal year	399,694	99,219
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that remain unvested and outstanding as of the covered fiscal year	754,567	245,754
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that vested in the covered fiscal year	(58,771)	(19,243)
Deduction for ASC 718 fair value of awards granted in prior fiscal years that were forfeited during the covered fiscal year	(116,218)	(37,894)
Increase for dividends or other earnings paid during the covered fiscal year prior to vesting date	—	—
Total adjustments	280,274	114,315
Compensation Actually Paid	7,877,518	2,446,204

Non-PEO NEO Average Total Compensation Amount		$ 2,331,889	$ 2,845,431	$ 2,648,693	$ 2,446,165	1,775,888
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,446,204	3,805,640	2,715,902	2,291,361	1,732,743
Adjustment to Non-PEO NEO Compensation Footnote	2025 Compensation Actually Paid to our NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table for the fiscal year ending December 31, 2025:

	2025
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Total reported in Summary Compensation Table (SCT)	7,597,244	2,331,889
Deduction for value of stock awards reported in SCT	(4,627,084)	(1,148,664)
Increase for ASC 718 fair value of awards granted during the covered fiscal year that remain unvested and outstanding as of the end of the covered fiscal year	3,928,086	975,143
Increase for ASC 718 fair value of awards granted and vested in the covered fiscal year	399,694	99,219
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that remain unvested and outstanding as of the covered fiscal year	754,567	245,754
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that vested in the covered fiscal year	(58,771)	(19,243)
Deduction for ASC 718 fair value of awards granted in prior fiscal years that were forfeited during the covered fiscal year	(116,218)	(37,894)
Increase for dividends or other earnings paid during the covered fiscal year prior to vesting date	—	—
Total adjustments	280,274	114,315
Compensation Actually Paid	7,877,518	2,446,204

Equity Valuation Assumption Difference, Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii)  for performance-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial
Statements in our Annual Report on Form 10-K for the year ended December 31, 2025 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Financial Performance
One of our primary compensation objectives is to align the financial interest of our PEO and non-PEO NEOs with our stockholders.
The following graphs compare the Compensation Actually Paid to our PEO(s) and the average of the Compensation Actually Paid to our remaining
NEOs, with (i) our cumulative TSR and (ii) the TSR for the NAREIT SCI, in each case, for the fiscal years ended December 31, 2025, 2024, 2023,
2022, and 2021. TSR amounts reported in the graphs assume an initial fixed investment of $100 at the first NYSE trade price of $23.61 on October
12, 2021, the first day on which our common stock began trading on the NYSE, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Financial PerformanceThe following graphs compare the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our remaining NEOs, as compared to reported GAAP Net Income (Loss) and Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2025,
2024, 2023, 2022, and 2021.

Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Financial PerformanceThe following graphs compare the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our remaining NEOs, as compared to reported GAAP Net Income (Loss) and Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2025,
2024, 2023, 2022, and 2021.

Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Financial Performance
One of our primary compensation objectives is to align the financial interest of our PEO and non-PEO NEOs with our stockholders.
The following graphs compare the Compensation Actually Paid to our PEO(s) and the average of the Compensation Actually Paid to our remaining
NEOs, with (i) our cumulative TSR and (ii) the TSR for the NAREIT SCI, in each case, for the fiscal years ended December 31, 2025, 2024, 2023,
2022, and 2021. TSR amounts reported in the graphs assume an initial fixed investment of $100 at the first NYSE trade price of $23.61 on October
12, 2021, the first day on which our common stock began trading on the NYSE, and that all dividends, if any, were reinvested.

Tabular List, Table	Pay Versus Performance Tabular List
Following is a list of the most important financial and non-financial measures used to link executive compensation and company performance.
a.Core FFO per diluted share;
b.Same Property NOI;
c.Total shareholder return relative to NAREIT shopping center index; and
d.Individual performance.
For additional details regarding our most important financial performance measures, please see the Executive Compensation section for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 116.32	$ 121.17	142.47	115.87	89.75
Peer Group Total Shareholder Return Amount	$ 107.87	118.95	123.71	105.70	87.46
Net Income (Loss)		$ 111,421,000	$ 13,658,000	$ 5,269,000	$ 52,233,000	$ (5,360,000)
Company Selected Measure Amount | $ / shares		1.83	1.73	1.65	1.57	1.40
Measure:: 1
Pay vs Performance Disclosure
Name		Core FFO per diluted share
Non-GAAP Measure Description	The Company has identified Core FFO per diluted share as the most important additional financial metric used to link pay and performance. In that regard, we use our Core FFO per diluted share as an input to our annual bonus program to determine cash bonuses. Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily because it avoids the implication that the value of real estate assets diminish predictably over time and is a primary way of comparing our operating performance to other real estate investment trusts. A reconciliation of net income per diluted share to Core FFO per diluted share is included as Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name		Same Property NOI
Measure:: 3
Pay vs Performance Disclosure
Name		Total shareholder return relative to NAREIT shopping center index
Measure:: 4
Pay vs Performance Disclosure
Name		Individual performance
Daniel J. Busch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,597,244	$ 6,095,649	$ 5,600,991	$ 5,121,748
PEO Actually Paid Compensation Amount		$ 7,877,518	$ 8,242,252	$ 5,749,726	$ 4,741,770
PEO Name		Daniel J. Busch	Daniel J. Busch	Daniel J. Busch	Daniel J. Busch	Daniel J. Busch
Thomas P. McGuinness [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 2,937,129
PEO Actually Paid Compensation Amount						$ 1,767,130
PEO Name						Thomas P. McGuinness
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 280,274
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,627,084)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,928,086
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		754,567
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		399,694
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(58,771)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(116,218)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		114,315
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,148,664)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		975,143
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		245,754
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		99,219
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,243)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(37,894)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0